Non-cash transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-cash Transactions
Amortization of debt with investments (Financial investments / Loans and financing)			R$ 198,270
Restricted Cash Debt Amortization (Restricted Cash / Loans and Financing)		23,707	41,974
Right of Use of Flight Equipment (Property, Plant & Equipment / Leases Payable)		613,879	2,295,903
Right of Use non-aeronautical assets (Property, Plant & Equipment / Leases Payable)	252,654	181,392
Financial Lease Agreement Renegotiation (Property, Plant & Equipment / Leases Payable)		163,925	778,379
Write-off of lease agreements (other income/ leases payable)	46,007	2,328
Sale-leaseback (Property, plant and equipment / Leases)	307,391	2,454,534	209,065
Provision for aircraft return (Property, plant and equipment / Provisions)	36,296	(66,154)	27,024
Post-employment benefit actuarial gain (Provisions / Equity valuation adjustments)	34,503	17,516	41,524
Unrealized income (expenses) of derivatives (Derivative assets / Equity valuation adjustments)		305,488	328,955
Capital increase issuing shares to non-controlling shareholders (Share capital / Non-controlling interest)			606,839
Capital Reserve Recognized			744,450
Income (Expenses) on the Sale of Treasury Shares		21	279
Transfer of Treasury Shares	19,472	2,567	19,834
Deposit for guarantee	235,383	38,931
Fair value gain on transaction with controller (loans/capital reserve)	844,542
Conversion of SSN 2028 into ESSN 2028 (loans/financing)	6,407,576
Deferred income tax on foreign exchange variation in subsidiaries	2,902
Issuance of Senior Secured Amortizing Notes (Deposits/ Loans and financing/ Leases)		R$ 1,003,279